WARRANTS (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Number of outstanding balance, Beginning	548,529	548,529	107,000
Exercised	548,529
Granted			441,529
Expired
Cancelled
Number of outstanding balance, Ending		548,529	548,529
Exercised	$ 1.72
Granted			2
Expired
Cancelled
Weighted average remaining contractual life (in years)	1.31 years	1.31 years	2.96 years
Granted			1.15 years